CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Stock Warrants	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock
Balance at Dec. 31, 2010	$ 57,098,085	$ 3,058,716	$ 16,938,571	$ 283,738	$ 23,135,023	$ 14,722,496	$ (576,814)	$ (463,645)
Net income	2,871,438	0	0	0	0	2,871,438	0	0
Other comprehensive income	1,138,811						1,138,811
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(459,913)	0	0	0	0	(459,913)	0	0
Grant of restricted stock	0	33,850	0	0	(33,850)	0	0	0
Compensation cost on restricted stock	119,320	0	0	0	119,320	0	0	0
Balance at Dec. 31, 2011	60,425,281	3,092,566	16,938,571	283,738	23,220,493	16,791,561	561,997	(463,645)
Net income	4,048,767	0	0	0	0	4,048,767	0	0
Other comprehensive income	1,971,031						1,971,031
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(464,727)	0	0	0	0	(464,727)	0	0
Grant of restricted stock	0	42,795	0	0	(42,795)	0	0	0
Compensation cost on restricted stock	263,216	0	0	0	263,216	0	0	0
Preferred stock accretion	0	0	81,968	0	0	(81,968)	0	0
Repurchase of restricted stock for payment of taxes	(15,642)	(1,765)	0	0	(13,877)	0	0	0
Balance at Dec. 31, 2012	$ 65,885,466	$ 3,133,596	$ 17,020,539	$ 283,738	$ 23,427,037	$ 19,951,173	$ 2,533,028	$ (463,645)